CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CASH FLOWS USED IN OPERATING ACTIVITIES:
Net loss for the year	$ (9,983)	$ (10,795)	$ (10,304)
Adjustments required to reflect net cash used in operating activities (see appendix A)	(440)	1,876	508
Net cash used in operating activities	(10,423)	(8,919)	(9,796)
CASH FLOWS PROVIDED BY (USED IN) INVESTING ACTIVITIES:
Restricted deposits	(33)	(14)
Short-term bank deposits		4,000	(4,000)
Purchase of property and equipment	(53)	(40)	(68)
Net cash provided by (used in) investing activities	(86)	3,946	(4,068)
CASH FLOWS PROVIDED BY FINANCING ACTIVITIES:
Principle element of lease payments	(136)	(114)
Issuance of ordinary shares and warrants, net of issuance costs	798	12,528	9,624
Issuance of shares due to the ATM program, net of issuance costs	3,187
Proceeds from exercise of warrants		100
Proceeds from exercise of options	68	138
Net cash provided by financing activities	3,917	12,652	9,624
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(6,592)	7,679	(4,240)
CASH AND CASH EQUIVALENTS AT BEGINNING OF THE YEAR	15,185	7,506	11,746
CASH AND CASH EQUIVALENTS AT END OF THE YEAR	8,593	15,185	7,506
Adjustments required to reflect net cash used in operating activities:
Depreciation	225	238	54
Change in fair value of financial liabilities at fair value through profit or loss	(1,237)	(743)	(523)
Issuance costs		164	270
Financial expenses, net	55	10	21
Net changes in severance pay obligation	11	5	(5)
Share-based compensation	901	1,483	1,233
Total adjustments	(45)	1,157	1,050
Changes in working capital:
Decrease (increase) in accounts receivable	23	447	(725)
Decrease (increase) in other current assets	(55)	61	451
Increase (decrease) in accounts payable:
Trade	(170)	(139)	(123)
Other	(40)	280	(334)
Increase (decrease) in contract liabilities	(109)	42	225
Changes in working capital	(351)	691	(506)
Cash used for operating activities:
Interest received		83
Interest paid	(44)	(55)	(36)
Cash used for operating activities	(440)	1,876	508
Supplementary information on investing and financing activities not involving cash flows:
Conversion of preferred shares into ordinary shares			32,621
Conversion of convertible loan into ordinary shares			4,138
Right of use assets obtained in exchange for new operating lease liabilities	258	224
Vested restricted shares units